Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 1,329.9	$ 1,035.6	$ 850.3
Income from discontinued operations	(1.7)	(47.0)	(44.2)
(Gain) loss on disposal of discontinued operations	(304.8)	(2.5)	1.0
Income from continuing operations	1,023.4	986.1	807.1
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	859.6	739.7	759.3
Change in deferred income taxes	(123.1)	(266.5)	(242.7)
Non-cash stock-based compensation	80.0	81.6	66.7
Non-cash interest expense on convertible debt	1.4	9.1	22.5
Non-cash charges for sale of inventories revalued at the date of acquisition	69.5	11.4	3.7
Tax benefits from stock-based compensation awards	(16.9)	(12.8)	(2.6)
Other non-cash expenses, net	48.1	63.7	63.6
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	(114.9)	(70.1)	128.8
Inventories	(28.6)	(24.1)	106.1
Other assets	(123.1)	(78.7)	(14.3)
Accounts payable	33.8	(0.5)	(44.6)
Other liabilities	(7.3)	35.6	(15.1)
Contributions to retirement plans	(25.3)	(24.4)	(41.1)
Net cash provided by continuing operations	1,676.6	1,450.1	1,597.4
Net cash provided by discontinued operations	14.4	47.7	61.8
Net cash provided by operating activities	1,691.0	1,497.8	1,659.2
Investing Activities
Acquisitions, net of cash acquired	(5,690.3)	(606.2)	(637.3)
Purchase of property, plant and equipment	(260.9)	(245.4)	(197.5)
Proceeds from sale of property, plant and equipment	8.2	10.2	13.3
Proceeds from sale of investments	19.5	9.0	1.2
Proceeds from sale of businesses, net of cash divested	13.8	0	4.4
Proceeds from derivative instruments related to Phadia acquisition	27.6
Other investing activities, net	(6.0)	(10.1)	(3.2)
Net cash used in continuing operations	(5,888.1)	(842.5)	(819.1)
Net cash provided by (used in) discontinued operations	745.9	(16.4)	(10.4)
Net cash used in investing activities	(5,142.2)	(858.9)	(829.5)
Financing Activities
Net proceeds from issuance of long-term debt	4,254.1	741.4	748.2
Increase in commercial paper, net	899.3	0	0
Settlement of convertible debt	(452.0)	(600.8)	(615.5)
Redemption and repayment of long-term obligations	(1.4)	(505.4)	(311.5)
Purchases of company common stock	(1,337.5)	(1,012.5)	(414.6)
Net proceeds from issuance of company common stock	158.1	77.3	54.4
Tax benefits from stock-based compensation awards	16.9	12.8	2.6
Increase (decrease) in short-term notes payable	9.2	(7.9)	(21.1)
Other financing activities, net	3.9	0	0
Net cash provided by (used in) financing activities	3,550.6	(1,295.1)	(557.5)
Exchange Rate Effect on Cash	(0.2)	9.2	11.4
Increase (Decrease) in Cash and Cash Equivalents	99.2	(647.0)	283.6
Cash and Cash Equivalents at Beginning of Period	917.1	1,564.1	1,280.5
Cash and Cash Equivalents at End of Period	$ 1,016.3	$ 917.1	$ 1,564.1